Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Current taxes	$ (69,858)	$ (270,747)
Income tax benefit	$ (69,858)	$ (270,747)